Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents in banks	$ 715,676	$ 860,127
Time deposits	762,663	155,724
Cash and cash equivalents	$ 1,478,339	$ 1,015,851	$ 696,838	$ 535,171